Income Taxes - Schedule of Components of Company's Net Deferred Income Tax Assets (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Components of Deferred Tax Assets and Liabilities [Abstract]
Convertible debt	$ 733,756	$ 360,307
Depreciable assets	3,092,163	1,655,346
Lease obligation	4,925	8,122
Non-capital losses	18,348,349	12,776,875
Share issue costs	728,046	694,773
Scientific research and experimental development pool	2,093,085	852,776
Tax credits	1,546,834	797,401
Other	121,846	0
Less: valuation allowance	(26,669,004)	(17,145,600)
Net deferred income tax assets	$ 0	$ 0